As filed with the Securities and Exchange Commission on August 9, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2005

Date of reporting period: May 31, 2005

Item 1. Report to Stockholders.

DOW JONES ISLAMIC FUND

July 15, 2005

Dear shareholders:

Assalamu Alaykum (Greetings of Peace).

The total return of The Dow Jones Islamic Fund (the “Fund”) for the fiscal year ending May 31, 2005 was 5.10%. During the same period, the Fund outperformed its benchmarks, The Dow Jones Islamic Market USA Index and the Russell 3000 Growth Index, which gained 4.72% and 2.34%, respectively (dividends omitted). The annualized three-year return ending May 31, 2005 for the Fund is 3.84%; for the same three-year period, the annualized returns of the two benchmarks mentioned above are 3.48% and 3.10%, respectively (dividends omitted). For more complete information about Fund performance please refer to the performance chart below. The Fund’s return was helped by its sizable holdings in health care stocks and detracted by holdings in technology stocks. The underperformance of technology stocks may have been due to moderating expectations for economic growth as oil prices rose and consumer confidence faltered.

U.S. stocks ended the last two months of 2004 with a respectable rally, but drifted lower after New Year’s Day.

Although the economy maintained reasonable growth, rising oil prices, higher interest rates and inflation worries took a toll on the market.

As has been the case for much of the last five years, value stocks and small cap stocks out performed growth and large cap stocks. For the first few months of 2005, these trends appeared to reverse themselves, but since April, they have returned. These trends may induce some investors to take a “contrarian” approach by shifting their investments to growth and large cap stocks. Others who are “trend followers” may be tempted to switch their investments to value and small cap stocks. Such shifting and switching often prove counterproductive, because they undermine the historically-attractive, long-term returns of a diversified stock portfolio. The fact is that no one can accurately predict when and to what extent the market will favor a particular trend.

	the Dow JonesSM Islamic Fund
	Fund Performance as of 5-31-2005

Fund Name	Fund	One Year	Annualized 3 year	Annualized since inception (6-30-00)
Dow Jones Islamic Fund	IMANX	5.10%	3.84%	-7.16%
Dow Jones Islamic USA Market Index	DJIM	4.72%	3.48%	-7.09%
Russell 3000	^RAG	2.34%	3.10%	-10.85%

Of course, performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.investaaa.com

DOW JONES ISLAMIC FUND

Some important questions are: (1) Will the U.S. and the global economy withstand the lagging effects of higher energy prices and rising interest rates, and (2) Are current market valuations reasonable? We believe the answer to both questions is yes. As we see it, economic growth should be good and business spending should make up for the potentially more sluggish consumer spending. Lower unemployment, reasonable corporate earnings growth and the pick up in merger and acquisition activity, when coupled with reasonable stock valuations, all point to a good year ahead.

Thank you for your confidence and continued investment in the Fund. As for us, we will continue in our diligent efforts to identify well-managed companies that meet Islamic ethical principles.

Respectfully,

Dr. Bassam Osman
President, Dow Jones Islamic Fund

The above discussion and analysis of the Fund reflect the opinions of the Advisor as of July 2005, are subject to change, and any forecasts made cannot be guaranteed.

The Fund invests in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.

The Russell 3000 Index attempts to capture the return of the overall market, and is comprised of the 3000 largest and most liquid stocks based and traded in the U.S. The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends. You cannot invest directly in an index.

For use only when preceded or accompanied by a current prospectus for the Fund. Mutual fund investing involves risk; principal loss is possible. The Dow Jones Islamic Fund is distributed by Quasar Distributors, LLC (07/05).

DOW JONES ISLAMIC FUND
EXPENSE EXAMPLE
May 31, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/04 - 5/31/05).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/04	Ending Account Value 5/31/05	Expenses Paid During Period 12/1/04 - 5/31/05*
Actual	$1,000.00	$1,036.90	$7.62

Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

See notes to the financial statements.

DOW JONES ISLAMIC FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
May 31, 2005

See notes to financial statements.

DOW JONES ISLAMIC FUND

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance of the fund may be lower than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Indices mentioned are unmanaged and commonly used to measure U.S. and Foreign markets. You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Average Annual Total Return as of May 31, 2005	One Year	Since SEC Effective Date June 30, 2000
Dow Jones Islamic Fund - Class K	5.10%	(7.16)%
Dow Jones Islamic Market USA Index*	4.72%	(7.09)%
Russell 3000 Growth Index**	2.34%	(10.85)%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
May 31, 2005

Number of Shares		Market Value
	COMMON STOCKS - 99.6%
	AEROSPACE - 1.2%
1,000	Rockwell Collins, Inc.	$49,390
2,200	United Technologies Corp.	234,740
		284,130

	AIR FREIGHT & LOGISTICS - 1.0%
500	Expeditors International Washington, Inc.	25,490
1,100	FedEx Corp.	98,362
1,500	United Parcel Service, Inc. - Class B	110,475
		234,327

	AIRLINES - 0.2%
3,000	Southwest Airlines Co.	43,650

	AUTO COMPONENTS - 0.5%
2,000	Bandag, Inc.	92,560
1,000	Gentex Corp.	17,880
		110,440

	AUTOMOBILES - 0.4%
1,200	Harley-Davidson, Inc.	58,836
1,000	Winnebago Industries, Inc.	32,690
		91,526

	BEVERAGES - 3.2%
6,900	PepsiCo, Inc.	388,194
8,500	The Coca-Cola Co.	379,355
		767,549

	BIOTECHNOLOGY - 3.3%
4,552	Amgen, Inc. (a)	284,864
1,100	Applera Corp - Applied Biosystems Group	23,551
1,075	Biogen Idec, Inc. (a)	42,033
1,000	Celgene Corp. (a)	42,340
500	Chiron Corp. (a)	18,770
2,000	Genentech, Inc. (a)	158,500
1,000	Genzyme Corp. (a)	62,390
2,000	Gilead Sciences, Inc. (a)	81,600
500	Immunomedics, Inc. (a)	900
1,000	Medimmune, Inc. (a)	26,400

Number of Shares		Market Value
	BIOTECHNOLOGY (Continued)
500	Myriad Genetics, Inc. (a)	$8,230
500	Techne Corp. (a)	23,300
		772,878

	CHEMICALS - 1.5%
1,000	Ecolab, Inc.	32,330
1,000	Engelhard Corp.	29,400
852	Monsanto Co.	48,564
500	Sigma-Aldrich Corp.	29,955
10,000	Syngenta AG ADR	206,400
		346,649

	COMMERCIAL SERVICES
	& SUPPLIES - 2.0%
750	Apollo Group, Inc. (a)	58,875
3,000	Career Education Corp. (a)	104,010
500	Cintas Corp.	20,185
750	Copart, Inc. (a)	18,592
8,000	Corinthian Colleges, Inc. (a)	123,680
500	The Corporate Executive Board Co.	34,890
500	Deluxe Corp.	20,205
500	DeVry, Inc. (a)	10,275
300	Herman Miller, Inc.	8,733
500	HNI Corp.	25,795
500	Robert Half International, Inc.	12,470
1,000	United Stationers, Inc. (a)	49,030
		486,740

	COMMUNICATIONS
	EQUIPMENT - 4.3%
314	ADC Telecommunications (a)	5,702
500	Andrew Corp. (a)	6,630
28,000	Cisco Systems, Inc. (a)	542,640
500	Echelon Corp. (a)	3,435
500	Interdigital Communications Corp. (a) .	9,230
500	Plantronics, Inc.	17,210
500	Polycom, Inc. (a)	8,555
6,600	QUALCOMM, Inc.	245,916
2,000	Research In Motion Ltd. (a)(b)	165,640
500	Tekelec (a)	6,805
		1,011,763

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2005

Number of Shares		Market Value
	COMMON STOCKS (Continued)
	COMPUTERS & PERIPHERALS - 5.9%
8,900	Dell, Inc. (a)	$355,021
500	Diebold, Inc.	25,030
8,500	EMC Corp. (a)	119,510
10,321	Hewlett-Packard Co.	232,326
6,500	International Business Machines Corp.	491,075
500	Lexmark International, Inc. - Class A (a)	34,220
1,000	NCR Corp. (a)	36,630
1,100	Network Appliance, Inc. (a)	31,636
500	QLogic Corp. (a)	16,010
12,600	Sun Microsystems, Inc. (a)	48,006
		1,389,464

	CONSTRUCTION
	& ENGINEERING - 0.6%
500	Dycom Industries, Inc. (a)	9,820
1,000	Florida Rock Industries, Inc.	65,450
500	Fluor Corp.. .	28,725
500	Vulcan Materials Co.	29,965
		133,960

	CONTAINERS & PACKAGING - 0.1%
500	Aptargroup, Inc.	25,000

	DISTRIBUTORS - 0.2%
1,100	Genuine Parts Co.	47,256
500	W.W. Grainger, Inc.	27,195
		74,451

	DIVERSIFIED FINANCIAL
	SERVICES - 0.4%
2,000	Moody’s Corp.	86,540

	ELECTRICAL EQUIPMENT - 1.5%
5,700	American Power Conversion Corp.	145,122
1,600	Emerson Electric Co.	106,352
700	Rockwell Automation, Inc.	35,959
1,000	Woodward Governor Co.	77,370
		364,803

Number of Shares		Market Value
	ELECTRONIC EQUIPMENT
	& INSTRUMENTS - 0.6%
1,800	Agilent Technologies, Inc. (a)	$43,218
500	AVX Corp.	5,940
500	Cognex Corp.	12,980
500	Jabil Circuit, Inc. (a)	14,615
500	Kemet Corp. (a)	3,500
500	Molex, Inc.	13,245
500	Molex, Inc. - Class A	11,925
750	National Instruments Corp.	17,437
500	Plexus Corp. (a)	6,875
750	Symbol Technologies, Inc.	8,633
		138,368

	ENERGY EQUIPMENT
	& SERVICES - 2.6%
1,500	Baker Hughes, Inc.	69,285
1,000	BJ Services Co.	50,350
500	Cooper Cameron Corp. (a)	29,555
500	ENSCO International, Inc.	16,650
500	GlobalSantaFe Corp. (b)	18,320
1,600	Halliburton Co.	68,384
500	Noble Corp. (b)	28,310
1,000	Patterson-UTI Energy, Inc.	26,490
500	Rowan Cos, Inc. (a)	13,750
2,000	Schlumberger Ltd. (b)	136,740
2,000	Tenaris S.A. ADR	139,500
500	Tidewater, Inc.	17,300
		614,634

	FOOD & STAPLES
	RETAILING - 1.3%
1,400	CVS Corp.	76,790
5,000	Walgreen Co.	226,700
		303,490

	FOOD PRODUCTS - 0.4%
1,000	Hershey Foods Corp.	64,210
500	Lancaster Colony Corp.	21,970
545	Tootsie Roll Industries, Inc.	16,868
		103,048

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2005

Number of Shares		Market Value
	COMMON STOCKS (Continued)
	HEALTH CARE EQUIPMENT
	& SUPPLIES - 4.8%
1,800	Baxter International, Inc.	$66,420
1,000	Becton, Dickinson & Co.	57,450
900	Biomet, Inc.	33,921
2,000	Boston Scientific Corp. (a)	54,180
1,000	C.R. Bard, Inc.	68,250
500	Cytyc Corp. (a)	11,705
500	Dentsply International, Inc.	28,525
700	Guidant Corp.	51,723
560	Hospira, Inc. (a)	21,325
4,400	Medtronic, Inc.	236,500
5,000	PolyMedica Corp.	175,500
500	Resmed, Inc. (a)	31,235
500	Respironics, Inc. (a)	33,420
2,000	St. Jude Medical, Inc. (a)	80,240
2,000	Stryker Corp.	97,300
500	Waters Corp. (a)	19,425
1,000	Zimmer Holdings, Inc. (a)	76,580
		1,143,699

	HEALTH CARE PROVIDERS
	& SERVICES - 3.9%
500	Andrx Corp. (a)	9,990
1,650	Cardinal Health, Inc.	95,584
500	Cerner Corp. (a)	32,675
179	Coventry Health Care, Inc. (a)	12,462
500	Dendrite International, Inc. (a)	7,750
1,100	Health Management Associates, Inc. - Class A	27,742
1,100	IMS Health, Inc.	27,005
1,000	Laboratory Corp of America Holdings (a)	48,450
500	LifePoint Hospitals, Inc. (a)	22,490
1,000	Lincare Holdings, Inc. (a)	43,960
1,100	McKesson Corp.	44,297
1,025	Medco Health Solutions, Inc. (a)	51,250
10,000	Odyssey HealthCare, Inc. (a)	132,600
1,000	Patterson Cos, Inc. (a)	45,390
500	Pediatrix Medical Group, Inc. (a)	36,815

Number of Shares		Market Value
	HEALTH CARE PROVIDERS
	& SERVICES (Continued)
500	Priority Healthcare Corp. - Class B (a)	$11,440
750	Renal Care Group, Inc. (a)	34,680
4,800	UnitedHealth Group, Inc.	233,184
1,000	WebMD Corp. (a)	9,430
		927,194

	HOUSEHOLD DURABLES - 0.7%
500	Blyth, Inc.	14,170
500	Ethan Allen Interiors, Inc.	15,600
700	Leggett & Platt, Inc.	18,648
500	Mohawk Industries, Inc. (a)	41,710
1,500	Snap-on, Inc.	51,765
300	The Stanley Works	13,383
		155,276

	HOUSEHOLD PRODUCTS - 3.5%
500	Clorox Co.	29,205
2,000	Colgate-Palmolive Co.	99,940
2,000	Kimberly-Clark Corp.	128,660
10,600	Procter & Gamble Co.	584,590
		842,395

	INDUSTRIAL
	CONGLOMERATES - 1.0%
3,000	3M Co.	229,950

	INFORMATION TECHNOLOGY
	SERVICES - 1.4%
500	Affiliated Computer Services,
	Inc. - Class A (a)	25,865
2,000	Automatic Data Processing, Inc.	87,600
500	Convergys Corp. (a)	6,815
3,000	First Data Corp.	113,490
500	Keane, Inc. (a)	6,710
500	MedQuist, Inc. (a)	6,500
1,200	Paychex, Inc.	34,656
500	Sabre Holdings Corp.	10,035
1,000	SunGard Data Systems, Inc. (a)	34,710
1,100	Unisys Corp. (a)	7,964
		334,345

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2005

Number of Shares		Market Value
	COMMON STOCKS (Continued)
	INTERNET & CATALOG
	RETAIL - 0.3%
2,000	eBay, Inc. (a)	$76,020

	INTERNET SOFTWARE
	& SERVICES - 0.1%
166	Ariba, Inc. (a)	1,018
600	VeriSign, Inc. (a)	19,410
		20,428

	LEISURE EQUIPMENT
	& PRODUCTS - 0.4%
500	Callaway Golf Co.	5,845
1,500	Mattel, Inc.	27,270
1,000	Polaris Industries, Inc.	52,470
		85,585

	MACHINERY - 1.4%
2,000	A.S.V., Inc. (a)	72,600
1,000	CLARCOR, Inc.	28,090
1,000	Danaher Corp.	55,130
700	Dover Corp.	26,509
1,100	Illinois Tool Works, Inc.	92,873
500	Kaydon Corp.	14,270
500	Pall Corp.	14,595
500	Parker Hannifin Corp.	30,165
		334,232

	MEDIA - 0.5%
500	Catalina Marketing Corp.	12,000
500	Getty Images, Inc. (a)	37,420
500	John Wiley & Sons, Inc. - Class A	19,375
1,400	The McGraw-Hill Companies, Inc.	61,124
		129,919

	METALS & MINING - 1.4%
4,000	Cameco Corp. (b)	165,400
3,000	Compania de Minas Buenaventura S.A.u. ADR	64,140
1,000	Meridian Gold, Inc. (a)(b)	16,520

Number of Shares		Market Value
	METALS & MINING (Continued)
1,000	Newmont Mining Corp.	$37,240
1,000	Nucor Corp.	52,960
		336,260

	MULTILINE RETAIL - 0.5%
500	Big Lots, Inc. (a)	6,330
1,000	Dollar General Corp.	19,610
500	Dollar Tree Stores, Inc. (a)	12,400
1,000	Family Dollar Stores, Inc.	25,670
1,200	Kohl’s Corp. (a)	58,428
500	99 Cents Only Stores (a)	6,060
		128,498

	OFFICE ELECTRONICS - 1.1%
5,000	Canon, Inc. ADR	271,250

	OIL & GAS - 11.0%
8,880	ChevronTexaco Corp.	477,566
1,400	EOG Resources, Inc.	69,846
26,200	Exxon Mobil Corp.	1,472,440
1,000	Murphy Oil Corp.	97,750
5,000	Shell Transport & Trading Co PLC ADR	262,250
2,000	Total SA ADR	222,380
		2,602,232

	PAPER & FOREST PRODUCTS - 0.0%
60	Neenah Paper, Inc.	1,796

	PERSONAL PRODUCTS - 1.2%
1,600	Avon Products, Inc.	63,584
4,000	The Gillette Co.	210,960
		274,544

	PHARMACEUTICALS - 14.9%
5,600	Abbott Laboratories	270,144
500	Allergan, Inc.	38,655
4,000	AstraZeneca Plc ADR	170,080
6,200	Bristol-Myers Squibb Co.	157,232
4,000	Eli Lilly & Co.	233,200
1,000	Forest Laboratories, Inc. (a)	38,580

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2005

Number of Shares		Market Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
11,784	Johnson & Johnson	$790,707
666	King Pharmaceuticals, Inc. (a)	6,300
8,500	Merck & Co., Inc.	275,740
1,350	Mylan Laboratories	22,275
500	Noven Pharmaceuticals, Inc. (a)	9,000
31,000	Pfizer, Inc.	864,900
7,043	Sanofi-Aventis ADR	316,935
5,400	Schering-Plough Corp.	105,300
190	Teva Pharmaceutical Industries, Ltd. ADR	6,340
5,300	Wyeth	229,861
500	XOMA Ltd (a)(b)	700
		3,535,949

	PREPACKAGED SOFTWARE - 0.0%
500	Foundry Networks, Inc. (a)	4,620

	REAL ESTATE - 0.1%
500	Public Storage, Inc.	30,065

	ROAD & RAIL - 0.1%
832	Werner Enterprises, Inc.	15,650

	SEMICONDUCTOR &
	SEMICONDUCTOR
	EQUIPMENT - 6.2%
1,300	Altera Corp. (a)	28,847
1,000	Analog Devices, Inc.	37,080
5,800	Applied Materials, Inc.	95,178
600	Axcelis Technologies, Inc. (a)	3,990
500	Broadcom Corp. - Class A (a)	17,745
500	Cabot Microelectronics Corp. (a)	15,665
500	Credence Systems Corp. (a)	3,960
500	Cree, Inc. (a)	15,020
500	Integrated Circuit Systems, Inc. (a)	10,595
25,000	Intel Corp.	673,250
1,000	Intersil Corp. - Class A	18,760
600	KLA-Tencor Corp.	27,246
1,000	Linear Technology Corp.	37,470
1,000	Marvell Technology Group Ltd. (a)(b)	40,960
2,000	Maxim Integrated Products, Inc.	78,800
500	Micrel, Inc. (a)	5,800

Number of Shares		Market Value
	SEMICONDUCTOR &
	SEMICONDUCTOR
	EQUIPMENT (Continued)
750	Microchip Technology, Inc.	$22,230
1,900	Micron Technology, Inc. (a)	20,862
2,000	National Semiconductor Corp.	40,240
500	Rambus, Inc. (a)	7,665
500	RF Micro Devices, Inc. (a)	2,325
500	Silicon Laboratories, Inc. (a)	13,865
500	Skyworks Solutions, Inc. (a)	3,165
500	Teradyne, Inc. (a)	6,505
7,000	Texas Instruments, Inc.	193,480
2,000	Xilinx, Inc.	55,500
		1,476,203

	SOFTWARE - 7.6%
5,900	BMC Software, Inc. (a)	100,418
1,100	Cadence Design Systems, Inc. (a)	15,367
600	Citrix Systems, Inc. (a)	15,096
40,000	Compuware Corp. (a)	274,000
1,000	Electronic Arts, Inc. (a)	52,540
750	Fair Isaac Corp.	25,687
700	Intuit, Inc. (a) .	30,254
500	Macromedia, Inc. (a)	22,110
500	Mercury Interactive Corp. (a)	22,560
35,600	Microsoft Corp.	918,480
16,100	Oracle Corp. (a)	206,402
1,000	Parametric Technology Corp. (a)	6,020
500	Quest Software, Inc. (a)	6,613
2,000	Symantec Corp. (a)	45,220
1,000	Synopsys, Inc. (a)	18,070
1,300	Veritas Software Corp. (a)	32,331
		1,791,168

	SPECIALTY RETAIL - 4.9%
500	Autozone, Inc. (a)	45,260
1,000	Bed Bath & Beyond, Inc. (a)	40,650
1,800	The Gap Inc.	37,800
9,200	Home Depot, Inc.. .	362,020
1,600	Limited Brands	32,912
2,800	Lowe’s Cos, Inc.	160,188
500	Men’s Wearhouse, Inc. (a)	25,685
1,000	Michaels Stores, Inc.	42,110

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2005

Number of Shares		Market Value
	COMMON STOCKS (Continued)
	SPECIALTY RETAIL (Continued)
1,200	Office Depot, Inc. (a)	$23,664
6,000	Pacific Sunwear of California, Inc. (a)	126,000
700	RadioShack Corp.	17,612
2,000	Ross Stores, Inc.	56,360
2,550	Staples, Inc.	54,901
500	The Sherwin-Williams Co.	22,225
500	Tiffany & Co.	15,565
2,200	TJX Cos, Inc.	50,446
1,000	Williams-Sonoma, Inc. (a)	39,330
		1,152,728

	TEXTILES, APPAREL
	& LUXURY GOODS - 0.5%
1,000	Liz Claiborne, Inc.	37,550
600	Nike, Inc. - Class B	49,320
500	V.F. Corp.	28,215
		115,085

	WIRELESS TELECOMMUNICATION
	SERVICES - 0.9%
8,000	Vodafone Group PLC ADR	201,440
	Total Common Stock
	(Cost $25,347,022)	23,599,941
	Assets, Less Other
	Liabilities - 0.4%	97,123
	TOTAL NET ASSETS - 100.0%	$23,697,064

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

See notes to the financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2005

Assets:
Investments in securities, at fair value (cost: $25,347,022)	$23,599,941
Cash	105,681
Receivable for Fund Shares sold	4,350
Dividends receivable	46,955
Other assets	18,272
Total Assets	23,775,199

Liabilities:
Payable to Advisor	11,301
Payable for Fund shares redeemed	8,952
Accrued expenses	57,882
Total Liabilities	78,135
Net Assets	$23,697,064

Net Assets Consist of:
Paid in capital.	$29,892,488
Undistributed net investment income	47,200
Accumulated net realized loss on investments	(4,495,543)
Unrealized depreciation on investments	(1,747,081)
Net Assets	$23,697,064

Shares of capital stock outstanding; unlimited number of shares authorized, no par value	3,399,017
Net asset value, redemption and offering price per share	$6.97

See notes to the financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF OPERATIONS

Year Ended May 31, 2005
Investment income:
Dividends (net of foreign tax withheld of $1,733)	$406,155

Expenses:
Investment advisory fees	165,744
Transfer agent fees	49,841
Accounting fees	37,085
Administration fees	43,388
License fees	25,623
Professional fees	24,561
Registration fees	23,557
Custody fees	2,325
Reports to shareholders	6,539
Miscellaneous expenses	2,420
Total expenses	381,083
Less fees reimbursed by Advisor	(49,595)
Net expenses	331,488
Net investment income	74,667
Net realized and unrealized gain (loss):
Net realized loss on investments	(247,602)
Change in unrealized appreciation (depreciation) on investments	1,302,245
Net realized and unrealized gain on investments	1,054,643
Net increase in net assets from operations	$1,129,310

See notes to the financial statements.

DOW JONES ISLAMIC FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31, 2005	Year Ended May 31, 2004
Operations:
Net investment income (loss)	$74,667	$(49,937)
Net realized loss on investments	(247,602)	(105,624)
Change in unrealized appreciation (depreciation) on investments	1,302,245	2,956,533
Net increase in net assets from operations	1,129,310	2,800,972

Capital share transactions (Note 4):
Shares sold	1,884,995	2,121,897
Shares reinvested	6,637	6,068
Shares redeemed	(735,685)	(1,593,376)
Net increase in net assets from capital shares transactions	1,155,947	534,589

Distributions to shareholders:
From net investment income	(27,462)	(33,209)
Total distributions to shareholders	(27,462)	(33,209)

Total increase in net assets	2,257,795	3,302,352

Net assets at beginning of year	21,439,269	18,136,917
Net assets at end of year (including accumulated undistributed
net investment income of $47,200 and $0, respectively)	$23,697,064	$21,439,269

See notes to the financial statements.

DOW JONES ISLAMIC FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Year Ended May 31, 2005 Class K	Year Ended May 31, 2004 Class K	Year Ended May 31, 2003 Class K	Year Ended May 31, 2002 Class K	For the Period June 29, 2000(1) to May 31, 2001 Class K
Net asset value
Beginning of period	$6.64	$5.73	$6.26	$7.58	$10.00

Operations
Net investment income (loss)	0.02(2)	(0.02(3))	0.02(3)	0.01(3)	0.01
Net realized and unrealized
gains (losses) on investments	0.32	0.94	(0.54)	(1.32)	(2.43)
Total from operations	0.34	0.92	(0.52)	(1.31)	(2.42)

Distributions to shareholders
From net investment income	(0.01)	(0.01)	(0.01)	(0.01)	0.00
Total distributions to shareholders	(0.01)	(0.01)	(0.01)	(0.01)	0.00

Net asset value
End of period.	$6.97	$6.64	$5.73	$6.26	$7.58

Total investment return	5.10%	16.07%	(8.22)%	(17.34)%	(25.02%(4)(5	)(4)(5)

Net assets, end of
period (in thousands)	$23,697	$21,439	$18,070	$20,020	$20,497

Ratios
Expenses to average net assets
Before expense reimbursement	1.72%	1.99%	2.25%	2.06%	1.97%	(6)
After expense reimbursement	1.50%	1.47%	0.95%	0.90%	0.90%	(6)
Net investment income (loss)
to average net assets
Before expense reimbursement	0.12%	(0.77)%	(0.94)%	(1.07)%	(0.99%	)(6)
After expense reimbursement	0.34%	(0.25)%	0.36%	0.09%	0.08%	(6)
Portfolio turnover rate	4.0%	4.5% (7)	5.1% (7)	13.7% (7)	20.0%	(4)(7)

(1)	Commencement of operations.
(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income (loss) per share is based on daily average shares outstanding.
(4)	Not annualized.
(5)	The investment return for Class K was calculated using the date the Fund became effective with the SEC, June 30, 2000.
(6)	Annualized.
(7)	Calculated on basis of the Fund as a whole without distinguishing between classes of shares issued.

See notes to the financial statements.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2005

1. Organization
Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Fund (f/k/a Dow Jones Islamic Index Fund) (the “Fund”), a diversified series of the Trust. Allied Asset Advisors, Inc. (“AAA”or the “Advisor”), a Delaware corporation, serves as an investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers one class of shares of the Fund: Class K. Effective October 30, 2003, the Trust terminated Class M shares.

The investment objective of the Fund seeks growth of capital while adhering to Islamic principles. To achieve the investment objective, under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market IndexesSM, as well as up to 20% of its net assets in securities chosen by the Fund’s investment advisor that meet Islamic principles. Prior to October 1, 2003, the Fund’s investment objective was to match the total return of the Dow Jones Islamic Market USA IndexSM (the “Index”) by investing substantially all of its assets in roughly the same proportions as the stocks were represented in the Index.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation: Investment securities are carried at value determined using the following valuation methods:

•	Equity securities listed on an U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the year ended May 31, 2005.

•
Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees. The Fund did not hold any such securities during the year ended May 31, 2005.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2005, the Fund had capital loss carryovers as follows:

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2005

Net Capital Loss Carryovers*	Capital Loss Carryover Expiration

$1,071,309	5/31/2009
146,365	5/31/2010
1,599,476	5/31/2011
1,421,345	5/31/2012
1,986	5/31/2013
$4,240,481

* Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$25,347,032

Gross tax unrealized appreciation	4,469,664
Gross tax unrealized depreciation	(6,216,755)
Net tax unrealized depreciation	$(1,747,091)

Undistributed ordinary income	$47,200
Undistributed long-term capital gain	—
Total distributable earnings	$47,200

Other accumulated losses	$(4,495,533)
Total accumulated losses	$(6,195,424)

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had post-October losses, which will be treated as arising on the first day of the fiscal year ended May 31, 2005 of $255,052.

Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 30, 2004, a distribution of $.008 per share was declared for Class K shares. The dividend was paid on December 30, 2004 to shareholders of record on December 29, 2004.

On December 30, 2003, a distribution of $.011 per share was declared for Class K shares. The dividend was paid on December 30, 2003, to shareholders of record on December 29, 2003.

The tax character of distributions paid were as follows:

	Year Ended May 31, 2005	Year Ended May 31, 2004
Ordinary income	$27,462	$33,209

Other: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees, which were unique to Class M shares.

3. Investment Advisory Agreement
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund’s daily average net assets.

The Trust has a distribution agreement and servicing agreement with Quasar Distributors, LLC (the “Distributor”).
Effective October 30, 2003 the Board of Trustees terminated the Trust’s Class M Shares.

Effective July 1, 2003, the Advisor began to waive the Fund if the aggregate annual operating expenses exceed 1.50% of average net assets for Class K shares.

Prior to July 1, 2003, if the aggregate annual operating expenses exceeded 0.95% of average net assets for Class K shares, the Advisor waived the Fund for the amount of such excess. Prior to June 30, 2002, if the aggregate annual operating expenses exceeded 0.90% of average net assets for Class K shares, the Advisor waived the Fund for the amount of such excess. Accordingly, for the year ended May 31, 2005, the Advisor has waived expenses of the Fund in the amount of $49,595.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2005

The Advisor may recapture a portion of this amount no later than the dates stated below:

June 30, 2006	$219,017
June 30, 2007	102,510
June 30, 2008	49,595

4. Capital Share Transactions
Transactions in Class K shares of the Fund for the year ended May 31, 2005, were as follows:

	Amount	Shares
Shares sold	$1,884,995	279,606
Shares reinvested	6,637	956
Shares redeemed	(735,685)	(109,635)
Net increase	$1,155,947	170,927

Transactions in Class K shares of the Fund for the year ended May 31, 2004, were as follows:

	Amount	Shares
Shares sold	$2,095,878	325,967
Shares reinvested	6,068	924
Shares redeemed	(1,493,989)	(249,689)
Net increase	$607,957	77,202

Transactions in Class M shares of the Fund for the year ended May 31, 2004, were as follows:

	Amount	Shares
Shares sold	$26,019	4,334
Shares redeemed	(99,387)	(16,131)
Net decrease	$(73,368)	(11,797)

5. Securities Transactions
During the year ended May 31, 2005, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $2,076,465 and $858,701, respectively. There were no purchases or sales of long-term U.S. Government securities.

6. Federal Tax Information (Unaudited)
The Fund designates 100% of the dividends declared from net investment income during the year ended May 31, 2005 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended May 31, 2005, 100% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

DOW JONES ISLAMIC FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Allied Asset Advisors Funds
Burr Ridge, Illinois

We have audited the accompanying statement of assets and liabilities of the Dow Jones Islamic Fund (the “Fund”), a series of Allied Asset Advisors Funds, including the schedule of investments, as of May 31, 2005, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years ended May 31, 2003 and for the period from June 29, 2000 through May 31, 2001 were audited by other auditors whose report dated July 18, 2003 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dow Jones Islamic Fund as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
June 24, 2005

DOW JONES ISLAMIC FUND
DISCLOSURE REGARDING THE BOARD OF TRUSTEES’ APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT (Unaudited)

In approving the continuance of the investment advisory contract between Allied Asset Advisors, Inc. (the “Advisor”) and Dow Jones Islamic Fund (the “Fund”), the Board of Trustees of the Fund (the “Board”) was advised by, and the independent trustees of the Board met in executive session with, independent legal counsel. The Board received and reviewed a substantial amount of information provided by the Advisor and third parties in response to the Board’s requests. Based on its evaluation of the information provided, the Board, at a meeting held April 18, 2005, approved continuation of the investment advisory contract for a period through June 29, 2006.

The Board reviewed and analyzed various factors in considering the contract and reaching its conclusions including each of the factors described below.

1. Nature, Quality and Extent of Services
The Board’s analysis of the nature, quality and extent of the Advisor’s service to the Fund took into account the knowledge gained from the Board’s regular meetings with the Advisor throughout the prior year. In addition, the Board reviewed information on the key personnel involved in providing investment management services to the Fund and the Advisor’s performance of other services for the Fund, such as stock selection, adherence to the Fund’s investment restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the nature, quality and extent of the services provided by the Advisor to the Fund were appropriate and the Fund was likely to continue to benefit from services provided under its contract with the Advisor.

2. Investment Performance of the Advisor and the Fund
In considering the performance of the Fund and the Advisor, the Board reviewed information provided by Lipper Inc. (“Lipper”), an independent data service provider. The data compared the Fund’s performance with that of its peers as determined by Lipper. The performance data was for three-month, six-month, one-year, and three-year periods through March 31, 2005. For the six-month period ended March 31, 2005, Lipper ranked the Fund in the second quintile. For all the other periods ended March 31, 2005 (three-month, one-year, and three-year), Lipper ranked the Fund in the first quintile. The Board also reviewed performance information of other Shari’ah compliant mutual funds. After considering all the information, the Board concluded that, although past performance cannot be a guarantee of future performance, the Funds and their shareholders were benefiting from the Advisor’s investment management of the Fund.

3. Costs of Services and Profits Realized by the Advisor
The Board examined the fee and expense information for the Fund as compared to that of other comparable funds and noted that although the Advisor’s management fees, as a percentage of net assets, was slightly higher when compared to Lipper’s industry average, the Fund’s total expenses after waivers was slightly lower than Lipper’s industry average. The Board noted that the Fund’s Shari’ah compliant nature makes it distinct from many of the funds in its Lipper peer group. The Board also noted that between October 1, 2005 to September 30, 2006, the Advisor was proposing to reimburse the Fund for expenses over 1.60% of average net assets. In addition, the Board considered the Advisor’s costs in serving as the Fund’s investment advisor and manager. The costs include those associated with the personnel and systems necessary to manage the Fund. The Board also considered the financial condition of the Advisor and the profits realized by the Advisor, noting that the Advisor is not yet profitable. The Board concluded that the management fee and the total expenses of the Fund were reasonable in light of the services provided and the performance of the Fund achieved over various time periods and that the other expenses of the Fund were also reasonable.

DOW JONES ISLAMIC FUND
DISCLOSURE REGARDING THE BOARD OF TRUSTEES’ APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT (Continued)

4. Economies of Scale
The Board considered the extent to which the Fund’s management fee reflected economies for the benefit of Fund shareholders. The Board reviewed the Fund’s advisory contract, which includes breakpoints that decrease the management fee rate as the Fund’s assets increase. Based on its review, the Board concluded that the Fund’s management fee structure allowed shareholders to benefit from economies of scale as the Fund’s assets increase.

5. Other Benefits to the Advisor
The Board considered benefits that accrue to the Advisor from its relationship with the Fund. The Board noted that the Advisor did not employ soft-dollars and therefore did not benefit from brokerage commissions paid by the Fund on its brokerage transactions.

After full consideration of the above factors as well as other factors, the Board, including a majority of the independent trustees, concluded that approval of the Fund’s advisory contract was in the best interest of the Fund and its shareholders.

DOW JONES ISLAMIC FUND
ADDITIONAL INFORMATION
May 31, 2005

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com. Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Records for the 12-Month Period Ended June 30, 2005 (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling (877) 417-6161. Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended August 31, 2004. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

DOW JONES ISLAMIC FUND
SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the Trustees and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request by calling (877) 417-6161 or write to Dow Jones Islamic Fund, c/o Allied Asset Advisors, Inc., 745 McClintock Drive, Suite 314, Burr Ridge, IL 60527.

Name, Age, Address Position with Trust	Term of Office and Tenure	No. of Funds in Complex Overseen	Principal Occupation(s) during the past 5 years	Other Trusteeships / Directorships by Trustee

*Bassam Osman, 54 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527 Trustee, Chairperson and President	Trustee, Chairperson and President since 2000	1	1980 to present - Bassam Osman, M.D., SC LTD, Doctor

Abdalla Idris Ali, 56 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527 Disinterested Trustee	Disinterested Trustee since 2000	1	1998 to present - Director, the Center of Islamic Studies, Kansas City, MO; 1982 to 1998 - Principal, ISNA Islamic School, Toronto, Ontario, Canada

Mohammed Kaiseruddin, 61 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527 Disinterested Trustee	Disinterested Trustee since 2000	1	1973 to present - Nuclear Engineer, Sargent & Lundy

Imran Hussain, 28 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527 Disinterested Trustee	Disinterested Trustee since 2004	1	2001 to present - Partner, HFP Accounting& Financial; 2000 to 2001 - Analyst, Arthur D. Little

Mohammad Basheeruddin, 55 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527 Treasurer	Treasurer since 2003	1	2001 to present - Accounting Manager, North American Islamic Trust; 1997 to 2001 - Accountant, Platkin & Son and Accountant, Artisan Handprint

Mujeeb Cheema, 57 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527 Secretary	Secretary since 2003	1	2003 to present - Executive Director, North American Islamic Trust; 1980 to 2003 Managing Director, Hawkins International, Inc.

Mohammed N. Ali, 67 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527 Chief Compliance Officer	Chief Compliance Officer since 2004	1	1984 to present - General Manager, North American Islamic Trust

* This trustee is deemed to be an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait Weller & Baker
Philadelphia, Pennsylvania

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Cincinnati, Ohio

Annual Report May 31, 2005 Dow JonesSM Islamic Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than you original cost. Quasar Distributors, LLC is the Distributor for the Fund. 07/05

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 05/31/2005	FYE 05/31/2004
Audit Fees	12,500	11,500
Audit-Related Fees	—	—
Tax Fees	2,000	2,000
All Other Fees	—	—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

2

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.— not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 05/31/2005	FYE 05/31/2004
Registrant	—	—
Registrant’s Investment Adviser	—	—

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

3

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title)/s/ Bassam Osman
Bassam Osman, President

Date  8/04/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bassam Osman
Bassam Osman, President

Date  8/04/2005

By (Signature and Title)* /s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date  8/04/2005

* Print the name and title of each signing officer under his or her signature.

5